RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2018	2017	2016

Salaries and short-term benefits	$5,598	$4,445	$4,410
Share-based compensation	2,296	3,091	2,024
Other long-term benefits	1,847	1,373	1,742
	$9,741	$8,909	$8,176

Schedule of transactions between related parties

	2018	2017	2016

Ultimate parent and parent corporation :
Revenues	$577	$525	$455
Purchase of goods and services	9,353	8,698	8,037
Operating expenses recovered	(355)	(344)	(752)

Corporations under common control :
Revenues	4,985	5,481	5,906
Purchase of goods and services	105,493	103,519	104,244
Operating expenses recovered	(1,160)	(2,308)	(1,275)

Accounts receivable from affiliated corporations:

	2018	2017

Ultimate parent and parent corporation :
Accounts receivable	$2,185	$533
Dividends receivable	5,034	—
Interest receivable	—	4,174

Corporations under common control:
Accounts receivable	2,485	2,314
	$9,704	$7,021

Accounts payable to affiliated corporations:

	2018	2017

Ultimate parent and parent corporation :
Accounts payable	$11,147	$36,028
Interest payable	4,982	—

Corporations under common control:
Accounts payable	25,377	18,647
	$41,506	$54,675